Income tax (Details 4) $ in Thousands	Aug. 31, 2022 USD ($)
Income Tax
2026	$ 1,305
2027	1,059
2028	1,153
2029	1,500
2030	1,088
2031	1,814
2032	1,904
2033	1,794
2034	1,674
2035	1,512
2036	1,564
2037	2,186
2038	2,849
2039	3,618
2040	5,600
2041	6,124
2042	4,466
Non Capital Losses	$ 41,210